Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 08, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue from contracts		$ 4,511	$ 4,347	$ 4,101
Purchases from related party		$ 975	$ 1,005	$ 962
Sponsor Group [Member]
Related Party Transaction [Line Items]
Equity in existing vendor	16.00%
Sponsor Group [Member]
Related Party Transaction [Line Items]
Substation monitoring and switching services	$ 35
Sponsor Group [Member] | Capitalized [Member]
Related Party Transaction [Line Items]
Substation monitoring and switching services	33
Sponsor Group [Member] | Operating And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Substation monitoring and switching services	$ 2